PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment at Fair Value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2022		$31,168	$11,302	$8,239	$242	$50,951
Additions(2)		5	60	394	—	459
Transfer from construction work-in-progress		154	934	851	2	1,941
Acquisitions through business combinations	3	—	3,177	1,980	—	5,157
Disposals		—	—	(30)	(5)	(35)
Items recognized through OCI:
Change in fair value		(466)	367	28	(36)	(107)
Foreign exchange	11	2,435	113	178	9	2,735
Items recognized through net income:
Change in fair value		(7)	(13)	(164)	24	(160)
Depreciation	9	(643)	(716)	(454)	(39)	(1,852)
As at December 31, 2023		32,646	15,224	11,022	197	59,089
Additions, net(2)(3)		4	187	349	—	540
Transfer from construction work-in-progress		139	708	2,869	—	3,716
Acquisitions through business combinations	3	—	2,892	2,052	815	5,759
Disposals(4)	4	(174)	(1,008)	(267)	(39)	(1,488)
Transfer to assets held for sale	5	—	(178)	(327)	(9)	(514)
Items recognized through OCI:
Change in fair value		3,121	1,323	1,059	102	5,605
Foreign exchange	11	(2,164)	(472)	(538)	(22)	(3,196)
Items recognized through net income:
Change in fair value		(47)	(9)	(496)	(31)	(583)
Depreciation	9	(626)	(835)	(532)	(17)	(2,010)
As at December 31, 2024		$32,899	$17,832	$15,191	$996	$66,918
Construction work-in-progress
As at December 31, 2022		$299	$1,132	$1,897	$4	$3,332
Additions		159	1,026	1,509	10	2,704
Transfer to property, plant and equipment		(154)	(934)	(851)	(2)	(1,941)
Acquisitions through business combinations		—	449	346	—	795
Items recognized through OCI:
Change in fair value		—	(60)	80	—	20
Foreign exchange	11	(3)	28	38	—	63
Items recognized through net income:
Change in fair value		(1)	(24)	(32)	—	(57)
As at December 31, 2023		300	1,617	2,987	12	4,916
Additions		155	675	2,685	54	3,569
Transfer to property, plant and equipment		(139)	(708)	(2,869)	—	(3,716)
Acquisitions through business combinations	3	—	374	544	762	1,680
Disposals	5	(1)	—	(90)	(3)	(94)
Items recognized through OCI:
Change in fair value		—	237	193	68	498
Foreign exchange	11	(16)	(59)	(77)	(6)	(158)
Items recognized through net income:
Change in fair value		—	(29)	(109)	—	(138)
As at December 31, 2024		$299	$2,107	$3,264	$887	$6,557
Total property, plant and equipment, at fair value
As at December 31, 2023(5)(6)		$32,946	$16,841	$14,009	$209	$64,005
As at December 31, 2024(5)(6)		$33,198	$19,939	$18,455	$1,883	$73,475
(1)Includes biomass, cogeneration, and battery storage.
(2)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(3)Includes fair value changes to decommissioning assets of $98 million.
(4)Relates to disposal of significant assets. See Note 4 - Disposal of assets for additional details.
(5)Includes right-of-use assets not subject to revaluation of $49 million (2023: $60 million) in hydroelectric, $427 million (2023: $284 million) in wind, $637 million (2023: $385 million) in solar and $3 million (2023: nil) in other.
(6)Includes land not subject to revaluation of $204 million (2023: $222 million) in hydroelectric, $61 million (2023: $20 million) in wind, $167 million (2023: $92 million) in solar, and $2 million (2023: $1 million) in other.

Summary of Asset Acquisitions
During the year ended December 31, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Economic Interest
US	Distributed energy & storage	226 MW	$146 million	20%
US	Distributed energy & storage	159 MW	$96 million	25%
US	Utility-scale solar	123 MW	$93 million	20%
China	Wind	149 MW	CNY 1.3 billion ($185 million)	20%
South Korea	Utility-scale solar	98 MW	KRW 69 billion ($50 million)	Expected 14%

Summary of Discount Rates, Terminal Capitalization Rates and Exit Dates Used in the Valuation Methodology
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2024	2023	2024	2023	2024	2023	2024	2023
Discount rate(1)
Contracted	5.1% - 5.8%	5.1% - 5.7%	8.5%	8.7%	9.6%	8.4%	4.9% - 6.6%	4.8%
Uncontracted	6.3% - 7.2%	6.3% - 7.0%	9.8%	10.0%	10.9%	9.7%	4.9% - 6.6%	4.8%
Terminal capitalization rate(2)	4.3% - 5.1%	4.4% - 5.0%	7.3%	8.0%	N/A	N/A	N/A	N/A
Terminal year(3)	2048	2046	2044	2043	2052	2053	2047	2037
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.

Summary in Impact of a Change in Discount Rates, Electricity Prices and Terminal Capitalization Rates on the Fair Value of Property, Plant and Equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2024
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,630)	$(400)	$(90)	$(40)	$(2,160)
25 bps decrease in discount rates	1,780	550	90	40	2,460
5% increase in future energy prices	1,520	560	100	20	2,200
5% decrease in future energy prices	(1,520)	(560)	(100)	(20)	(2,200)
25 bps increase in terminal capitalization rate	(450)	(120)	—	—	(570)
25 bps decrease in terminal capitalization rate	510	130	—	—	640

	2023
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,400)	$(340)	$(120)	$(40)	$(1,900)
25 bps decrease in discount rates	1,550	380	130	40	2,100
5% increase in future energy prices	1,350	540	140	—	2,030
5% decrease in future energy prices	(1,340)	(540)	(140)	—	(2,020)
25 bps increase in terminal capitalization rate	(450)	(80)	—	—	(530)
25 bps decrease in terminal capitalization rate	500	90	—	—	590

Summary of the Percentage of Total Generation Contracted Under Power Purchase Agreements, Power Prices from Long-term Power Purchase Agreements that are Linked Specifically to the Related Power Generating Assets, and the Estimates of Future Electricity Prices
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2024:

	North America	Colombia	Brazil	Europe
1 - 5 years	81%	66%	86%	98%
6 - 10 years	61%	32%	71%	93%
Thereafter	33%	4%	36%	45%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$63	COP	310,000	R$	310	€91
11 - 20 years	67		398,000	393		93
(1)Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$86	COP	494,000	R$	309	€94
11 - 20 years	96		684,000	430		86
(1)Assumes nominal prices based on weighted-average generation.

Summary of Brookfield Renewables Revalued Property, Plant and Equipment
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2024	2023
Hydroelectric	$9,413	$10,582
Wind	16,168	14,071
Solar	16,099	12,508
Other(1)	1,687	179
	$43,367	$37,340
(1)Includes biomass, cogeneration, and battery storage.